UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan D. Kreider
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 30, 2021

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West High Yield Bond Fund
(Institutional Class and Investor Class)
Semi-Annual Report
June 30, 2021
On June 5, 2018 the Securities and Exchange Commission (“SEC”) adopted new rule 30e-3 under the Investment Company Act of 1940. Subject to conditions, new rule 30e-3 will provide certain registered investment companies with an optional method to satisfy their obligations to transmit shareholder reports by making such reports and other materials accessible at a website address specified in a notice to investors.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.greatwestfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your financial intermediary electronically by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. You can contact (866) 345-5954 or make elections online at www.fundreports.com to let your financial intermediary know you wish to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Ratings as of June 30, 2021 (unaudited)
Rating	Percentage of Fund Investments
A3	0.19%
Baa1	0.51
Baa2	0.33
Baa3	3.66
Ba1	7.68
Ba2	13.62
Ba3	12.97
B1	11.54
B2	9.72
B3	9.37
CCC, CC, C	2.62
Equities	4.17
Not Rated	21.06
Short Term Investments	2.56
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 to June 30, 2021).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/21)	(06/30/21)	(01/01/21 – 06/30/21)
Institutional Class
Actual	$1,000.00	$1,031.90	$3.78
Hypothetical (5% return before expenses)	$1,000.00	$1,021.10	$3.76
Investor Class
Actual	$1,000.00	$1,031.10	$5.54
Hypothetical (5% return before expenses)	$1,000.00	$1,019.30	$5.51
* Expenses are equal to the Fund's annualized expense ratio of 0.75% for the Institutional Class shares and 1.10% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Principal Amount(a)		Fair Value
BANK LOANS
$ 95,000	ACProducts Holdings Inc(b) 4.35%, 05/06/2028 1-mo. LIBOR + 4.25%	$ 94,485
200,000	Adient US LLC(b) 3.60%, 04/10/2028 1-mo. LIBOR + 3.50%	200,125
230,000	Alpha 3 BV(b) 2.60%, 03/05/2028 1-mo. LIBOR + 2.50%	228,670
190,000	American Airlines Inc(b) 5.50%, 04/20/2028 1-mo. LIBOR + 5.40%	197,986
543,637	Arches Buyer Inc(b) 4.10%, 11/24/2027 1-mo. LIBOR + 4.00%	542,127
463,507	Ascend Learning LLC(b) 4.00%, 07/12/2024 1-mo. LIBOR + 3.90%	462,927
238,186	Boxer Parent Co Inc(b) 3.85%, 10/02/2025 1-mo. LIBOR + 3.75%	236,648
1,321,357	Brand Industrial Services Inc(b) 5.25%, 06/21/2024 3-mo. LIBOR + 5.10%	1,298,417
146,939	BWay Holding Co(b) 3.35%, 04/03/2024 1-mo. LIBOR + 3.25%	143,318
	Cengage Learning Inc(b)
756,608	5.25%,06/07/2023 1-mo. LIBOR + 5.15%	755,798
765,000	4.85%,06/29/2026 1-mo. LIBOR + 4.75%	764,761
441,750	ChampionX Holding Inc(b) 6.00%, 06/03/2027 1-mo. LIBOR + 5.90%	450,033
1,001,248	Clear Channel Outdoor Holdings Inc(b) 3.69%, 08/21/2026 1-mo. LIBOR + 3.59%	976,843
	CP Atlas Buyer Inc(b)
479,148	4.60%,11/20/2027 1-mo. LIBOR + 4.50%	477,590
160,250	4.25%,11/23/2027 1-mo. LIBOR + 4.15%	159,729
564,402	CPG International LLC(b) 3.25%, 05/06/2024 3-mo. LIBOR + 3.10%	563,294
545,000	CQP Holdco LP(b) 4.25%, 06/05/2028 3-mo. LIBOR + 4.10%	542,616
315,217	Diamond BC BV(b) 3.19%, 09/06/2024 1-mo. LIBOR + 3.09%	313,198
322,563	Epicor Software Corp(b) 4.35%, 07/30/2027 1-mo. LIBOR + 4.25%	321,976
233,238	Filtration Group Corp(b) 4.50%, 03/29/2025 1-mo. LIBOR + 4.40%	233,286
267,955	Garda World Security Corp(b) 4.84%, 10/23/2026 1-mo. LIBOR + 4.74%	268,960
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 309,083	GFL Environmental Inc(b) 3.50%, 05/30/2025 1-mo. LIBOR + 3.40%	$ 309,199
810,925	Global Medical Response Inc(b) 5.75%, 10/02/2025 1-mo. LIBOR + 5.65%	812,373
314,213	Greeneden US Holdings II LLC(b) 4.75%, 12/01/2027 1-mo. LIBOR + 4.65%	314,774
215,079	HUB International Ltd(b) 4.00%, 04/25/2025 1-mo. LIBOR + 3.90%	212,547
	iHeartCommunications Inc(b)
162,525	3.10%,05/01/2026 1-mo. LIBOR + 3.00%	161,035
272,250	4.75%,05/01/2026 1-mo. LIBOR + 4.65%	272,364
139,650	IRB Holding Corp(b) 4.25%, 12/15/2027 3-mo. LIBOR + 4.10%	139,476
930,000	Jazz Financing SARL(b) 4.00%, 04/22/2028 1-mo. LIBOR + 3.90%	933,321
264,338	Klockner Pentaplast of America Inc(b) 5.25%, 02/12/2026 2-mo. LIBOR + 5.12%	264,338
30,000	Lonza Group AG(b) 0.10%, 04/28/2028 1-mo. LIBOR + 0.00%	29,993
1,135,000	MajorDrive Holdings IV LLC(b) 4.50%, 05/12/2028 3-mo. LIBOR + 4.35%	1,135,709
946,620	Navistar Inc(b) 3.60%, 11/06/2024 1-mo. LIBOR + 3.50%	946,226
505,000	One Call Corp(b) 6.25%, 04/22/2027 1-mo. LIBOR + 6.15%	510,050
426,061	Ortho-Clinical Diagnostics Inc(b) 3.09%, 06/30/2025 1-mo. LIBOR + 2.99%	425,529
103,081	Panther BF Aggregator 2 LP(b) 3.60%, 04/30/2026 1-mo. LIBOR + 3.50%	102,237
216,658	Ply Gem Midco Inc(b) 3.85%, 04/12/2025 1-mo. LIBOR + 3.75%	216,333
535,000	Polaris Newco LLC(b) 4.50%, 06/02/2028 3-mo. LIBOR + 4.35%	536,216
449,407	Quorum Health Corp(b) 9.25%, 04/29/2025 1-mo. LIBOR + 9.15%	454,744
253,205	Robertshaw US Holding Corp(b)(c) 4.50%, 02/28/2025 1-mo. LIBOR + 4.40%	244,185

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 230,000	Rocket Software Inc(b) 4.35%, 11/28/2025 1-mo. LIBOR + 4.24%	$ 225,400
503,737	SCIH Salt Holdings Inc (b) 4.75%, 03/16/2027 1-mo. LIBOR + 4.65%	504,367
676,476	Solenis International LP(b)(c) 4.14%, 06/26/2025 2-mo. LIBOR + 4.01%	675,872
330,067	Starfruit Finco BV(b) 2.84%, 10/01/2025 1-mo. LIBOR + 2.74%	327,344
	Terrier Media Buyer Inc(b)
260,291	4.35%,12/17/2026 1-mo. LIBOR + 4.25%	244,673
50,000	4.43%,12/17/2026 3-mo. LIBOR + 4.28%	49,743
1,037,775	Titan Acquisition Ltd(b) 3.17%, 03/28/2025 6-mo. LIBOR + 3.01%	1,018,836
119,100	TMS International Corp(b) 3.75%, 08/14/2024 1-mo. LIBOR + 3.65%	118,653
407,953	UKG Inc(b) 7.50%, 05/04/2026 1-mo. LIBOR + 7.40%	408,016
130,000	Ultimate Software Group Inc(b) 7.50%, 05/03/2027 1-mo. LIBOR + 7.40%	132,058
423,938	United Airlines Inc(b) 4.50%, 04/21/2028 1-mo. LIBOR + 4.40%	429,085
569,261	Vertiv Group Corp(b) 3.15%, 03/02/2027 3-mo. LIBOR + 3.00%	565,703
631,180	Werner Finco LP(b) 5.00%, 07/24/2024 3-mo. LIBOR + 4.85%	629,602
318,400	White Cap Buyer LLC(b) 4.50%, 10/19/2027 1-mo. LIBOR + 4.40%	318,699
TOTAL BANK LOANS — 7.41% (Cost $22,742,236)		$ 22,901,487
CORPORATE BONDS AND NOTES
Basic Materials — 5.00%
530,000	Allegheny Technologies Inc 7.88%, 08/15/2023	581,012
685,000	ArcelorMittal SA 7.25%, 10/15/2039	967,648
425,000	Axalta Coating Systems LLC(d) 3.38%, 02/15/2029	415,438
150,000	Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV(d) 4.75%, 06/15/2027	157,125
390,000	Big River Steel LLC / BRS Finance Corp(d) 6.63%, 01/31/2029	429,488
Principal Amount(a)		Fair Value
Basic Materials — (continued)
	CF Industries Inc
$ 590,000	4.95%, 06/01/2043	$ 697,433
200,000	5.38%, 03/15/2044	247,840
400,000	Coeur Mining Inc(d)(e) 5.13%, 02/15/2029	396,000
	Compass Minerals International Inc(d)
235,000	4.88%, 07/15/2024	242,638
470,000	6.75%, 12/01/2027	505,250
90,000	CVR Partners LP / CVR Nitrogen Finance Corp(d) 6.13%, 06/15/2028	92,250
450,000	First Quantum Minerals Ltd(d) 6.88%, 03/01/2026	470,749
405,000	FMG Resources Ltd(d) 4.38%, 04/01/2031	433,281
	Freeport-McMoRan Inc
445,000	4.38%, 08/01/2028	470,031
400,000	4.63%, 08/01/2030(e)	438,000
585,000	5.45%, 03/15/2043	715,057
810,000	GCP Applied Technologies Inc(d) 5.50%, 04/15/2026	833,125
995,000	Herens Holdco SARL(d) 4.75%, 05/15/2028	990,025
	Hudbay Minerals Inc(d)
160,000	4.50%, 04/01/2026	160,600
95,000	6.13%, 04/01/2029	101,175
325,000	Ingevity Corp(d) 3.88%, 11/01/2028	322,563
415,000	Kraton Polymers LLC / Kraton Polymers Capital Corp(d) 4.25%, 12/15/2025	423,300
465,000	Mercer International Inc(d) 5.13%, 02/01/2029	478,485
400,000	Nouryon Holding BV(d)(e) 8.00%, 10/01/2026	424,000
260,000	NOVA Chemicals Corp(d) 4.25%, 05/15/2029	262,600
	Novelis Corp(d)
945,000	5.88%, 09/30/2026	983,041
350,000	4.75%, 01/30/2030	367,500
290,000	SCIH Salt Holdings Inc(d) 4.88%, 05/01/2028	289,965
520,000	Trinseo Materials Operating SCA / Trinseo Materials Finance Inc(d) 5.13%, 04/01/2029	531,700
300,000	Tronox Inc(d) 4.63%, 03/15/2029	302,994
510,000	United States Steel Corp 6.88%, 03/01/2029	545,700
240,000	Valvoline Inc(d) 4.25%, 02/15/2030	247,795
	WR Grace & Co(d)
465,000	5.63%, 10/01/2024	513,997
390,000	4.88%, 06/15/2027	413,517
		15,451,322

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Principal Amount(a)		Fair Value
Communications — 12.34%
	Altice Financing SA(d)
$ 400,000	7.50%, 05/15/2026	$ 416,520
250,000	5.00%, 01/15/2028	245,043
360,000	Altice France SA(d) 5.13%, 07/15/2029	361,764
	Altice SA(d)
515,000	7.38%, 05/01/2026	535,564
480,000	10.50%, 05/15/2027	533,400
665,000	5.50%, 01/15/2028	690,070
148,638	Arches Buyer Inc(d) 4.25%, 06/01/2028	146,965
	Audacy Capital Corp(d)(e)
205,000	6.50%, 05/01/2027	213,200
630,000	6.75%, 03/31/2029	653,697
655,000	Beasley Mezzanine Holdings LLC(d) 8.63%, 02/01/2026	660,934
	CCO Holdings LLC / CCO Holdings Capital Corp
100,000	5.75%, 02/15/2026(d)	103,356
385,000	5.50%, 05/01/2026(d)	398,051
455,000	5.00%, 02/01/2028(d)	477,181
1,925,000	5.38%, 06/01/2029(d)	2,104,217
565,000	4.75%, 03/01/2030(d)	597,487
185,000	4.50%, 08/15/2030(d)	192,625
265,000	4.50%, 05/01/2032	274,606
860,000	Clear Channel Worldwide Holdings Inc(d) 5.13%, 08/15/2027	881,689
180,000	CommScope Inc(d) 6.00%, 03/01/2026	190,026
135,000	CommScope Technologies LLC(d) 6.00%, 06/15/2025	137,869
	CSC Holdings LLC
380,000	6.75%, 11/15/2021	387,486
1,090,000	5.25%, 06/01/2024	1,181,237
390,000	7.50%, 04/01/2028(d)	428,025
720,000	5.75%, 01/15/2030(d)	747,900
200,000	4.63%, 12/01/2030(d)	196,222
	Diamond Sports Group LLC / Diamond Sports Finance Co(d)
545,000	5.38%, 08/15/2026	352,887
370,000	6.63%, 08/15/2027(e)	181,720
	DISH DBS Corp
310,000	5.88%, 11/15/2024	332,863
1,035,000	7.75%, 07/01/2026	1,172,136
440,000	5.13%, 06/01/2029(d)	434,469
890,000	Frontier Communications Corp(d) 5.88%, 10/15/2027	953,412
	iHeartCommunications Inc
974,691	6.38%, 05/01/2026	1,036,828
252	8.38%, 05/01/2027(e)	270
120,000	5.25%, 08/15/2027(d)	125,448
	Level 3 Financing Inc
580,000	5.25%, 03/15/2026	597,696
280,000	4.63%, 09/15/2027(d)	290,618
435,000	4.25%, 07/01/2028(d)	441,421
Principal Amount(a)		Fair Value
Communications — (continued)
$ 200,000	3.63%, 01/15/2029(d)	$ 193,000
	Match Group Holdings II LLC(d)
397,000	5.00%, 12/15/2027	417,346
510,000	4.63%, 06/01/2028	530,334
160,000	4.13%, 08/01/2030	162,800
	Meredith Corp
370,000	6.50%, 07/01/2025(d)	398,844
628,000	6.88%, 02/01/2026	653,120
	Netflix Inc
45,000	5.88%, 02/15/2025	52,001
385,000	4.88%, 04/15/2028	447,562
1,060,000	5.88%, 11/15/2028	1,301,076
230,000	6.38%, 05/15/2029	293,768
300,000	5.38%, 11/15/2029(d)	364,379
110,000	4.88%, 06/15/2030(d)	130,823
330,000	News Corp(d) 3.88%, 05/15/2029	333,300
	Nexstar Broadcasting Inc(d)
625,000	5.63%, 07/15/2027	662,500
195,000	4.75%, 11/01/2028(e)	200,363
740,000	Plantronics Inc(d)(e) 4.75%, 03/01/2029	734,620
140,000	Quebecor Media Inc 5.75%, 01/15/2023	149,823
220,000	Scripps Escrow II Inc(d) 3.88%, 01/15/2029	218,247
	Sinclair Television Group Inc(d)
370,000	5.50%, 03/01/2030(e)	377,248
195,000	4.13%, 12/01/2030	191,588
	Sirius XM Radio Inc
715,000	4.00%, 07/15/2028(d)	736,450
165,000	5.50%, 07/01/2029(d)	179,801
75,000	4.13%, 07/01/2030	75,938
345,000	Spanish Broadcasting System Inc(d)(e) 9.75%, 03/01/2026	348,450
970,000	Sprint Capital Corp 6.88%, 11/15/2028	1,244,025
	Sprint Corp
385,000	7.25%, 09/15/2021	390,690
1,255,000	7.88%, 09/15/2023	1,425,775
410,000	7.63%, 03/01/2026	500,200
	T-Mobile USA Inc
70,000	4.50%, 02/01/2026	71,338
40,000	5.38%, 04/15/2027	42,588
815,000	4.75%, 02/01/2028	873,069
195,000	2.63%, 02/15/2029	192,563
165,000	3.88%, 04/15/2030	184,440
790,000	2.88%, 02/15/2031	784,075
660,000	Townsquare Media Inc(d) 6.88%, 02/01/2026	706,200
365,000	TripAdvisor Inc(d) 7.00%, 07/15/2025	392,740
	Univision Communications Inc(d)
215,000	9.50%, 05/01/2025	237,038
390,000	6.63%, 06/01/2027	422,584
415,000	4.50%, 05/01/2029	418,112

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Principal Amount(a)		Fair Value
Communications — (continued)
$ 310,000	Urban One Inc(d) 7.38%, 02/01/2028	$ 334,800
	Videotron Ltd
505,000	5.00%, 07/15/2022	525,250
395,000	5.13%, 04/15/2027(d)	412,775
205,000	3.63%, 06/15/2029(d)	209,041
200,000	Virgin Media Finance PLC(d) 5.00%, 07/15/2030	202,058
540,000	Ziggo Bond Co BV(d) 6.00%, 01/15/2027	564,300
150,000	Ziggo BV(d) 5.50%, 01/15/2027	155,850
		38,117,794
Consumer, Cyclical — 11.47%
	1011778 BC Unlimited Liability Co / New Red Finance Inc(d)
330,000	3.88%, 01/15/2028	334,125
260,000	4.38%, 01/15/2028	263,575
905,000	4.00%, 10/15/2030	875,587
200,000	Adient Global Holdings Ltd(d)(e) 4.88%, 08/15/2026	205,846
	Allison Transmission Inc(d)
720,000	4.75%, 10/01/2027	747,914
250,000	3.75%, 01/30/2031	245,718
	American Airlines Inc / AAdvantage Loyalty IP Ltd(d)
405,000	5.50%, 04/20/2026	428,794
405,000	5.75%, 04/20/2029	437,906
	American Builders & Contractors Supply Co Inc(d)
335,000	4.00%, 01/15/2028	343,278
210,000	3.88%, 11/15/2029	208,688
	Beacon Roofing Supply Inc(d)(e)
225,000	4.50%, 11/15/2026	236,109
290,000	4.13%, 05/15/2029	289,259
	Boyd Gaming Corp
400,000	4.75%, 12/01/2027(e)	414,000
125,000	4.75%, 06/15/2031(d)	129,688
	Brookfield Residential Properties Inc / Brookfield Residential US LLC(d)
170,000	6.25%, 09/15/2027	179,563
455,000	5.00%, 06/15/2029	458,413
825,000	Caesars Resort Collection LLC / CRC Finco Inc(d) 5.25%, 10/15/2025	835,312
	Cinemark USA Inc(d)
75,000	8.75%, 05/01/2025	82,125
405,000	5.88%, 03/15/2026	423,812
485,000	5.25%, 07/15/2028	497,125
571,000	Clarios Global LP(d) 6.75%, 05/15/2025	608,104
154,000	Clarios Global LP / Clarios US Finance Co(d) 6.25%, 05/15/2026	164,058
580,000	Delta Air Lines Inc / SkyMiles IP Ltd(d) 4.75%, 10/20/2028	644,819
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$ 150,000	Empire Communities Corp(d) 7.00%, 12/15/2025	$ 157,500
	Ford Motor Co
520,000	9.00%, 04/22/2025	641,092
840,000	7.45%, 07/16/2031	1,104,600
	Ford Motor Credit Co LLC
1,245,000	5.13%, 06/16/2025	1,371,056
270,000	4.27%, 01/09/2027	289,278
260,000	2.90%, 02/16/2028	258,768
1,330,000	5.11%, 05/03/2029	1,488,908
2,280,000	4.00%, 11/13/2030	2,388,300
	Hanesbrands Inc(d)
360,000	4.63%, 05/15/2024	381,600
160,000	5.38%, 05/15/2025	169,400
420,000	Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp 4.88%, 04/01/2027	437,850
200,000	IRB Holding Corp(d) 7.00%, 06/15/2025	216,004
115,000	KFC Holding Co / Pizza Hut Holdings LLC / Taco Bell of America LLC(d) 4.75%, 06/01/2027	120,319
	L Brands Inc
80,000	9.38%, 07/01/2025(d)	103,400
420,000	7.50%, 06/15/2029	494,550
475,000	6.63%, 10/01/2030(d)	549,812
255,000	6.75%, 07/01/2036	319,388
720,000	Levi Strauss & Co(d) 3.50%, 03/01/2031	715,824
	Live Nation Entertainment Inc(d)
155,000	4.88%, 11/01/2024	157,480
580,000	5.63%, 03/15/2026	604,001
200,000	6.50%, 05/15/2027	221,960
70,000	4.75%, 10/15/2027	72,538
	Mattamy Group Corp(d)
565,000	5.25%, 12/15/2027	590,425
405,000	4.63%, 03/01/2030	413,708
	Mattel Inc(d)
80,000	3.38%, 04/01/2026	83,000
385,000	5.88%, 12/15/2027	419,650
370,000	3.75%, 04/01/2029(e)	384,800
610,000	Navistar International Corp(d) 6.63%, 11/01/2025	630,209
	Newell Brands Inc
220,000	4.88%, 06/01/2025	243,375
840,000	4.70%, 04/01/2026	936,701
845,000	Penn National Gaming Inc(d) 5.63%, 01/15/2027	877,744
620,000	PM General Purchaser LLC(d) 9.50%, 10/01/2028	653,120
775,000	PulteGroup Inc 7.88%, 06/15/2032	1,112,512
140,000	Raptor Acquisition Corp / Raptor Co-Issuer LLC(d) 4.88%, 11/01/2026	141,957
750,000	Scotts Miracle-Gro Co 4.50%, 10/15/2029	778,294

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$ 385,000	Six Flags Entertainment Corp(d) 5.50%, 04/15/2027	$ 397,062
385,000	Six Flags Theme Parks Inc(d) 7.00%, 07/01/2025	414,915
1,060,000	Staples Inc(d) 7.50%, 04/15/2026	1,097,879
365,000	Station Casinos LLC(d) 4.50%, 02/15/2028	371,221
460,000	Sugarhouse HSP Gaming Property Mezz LP / Sugarhouse HSP Gaming Finance Corp(d) 5.88%, 05/15/2025	454,250
	Taylor Morrison Communities Inc(d)
315,000	5.75%, 01/15/2028	355,635
80,000	5.13%, 08/01/2030	86,710
	United Airlines Inc(d)
170,000	4.38%, 04/15/2026	175,981
170,000	4.63%, 04/15/2029	175,950
490,000	Univar Solutions USA Inc(d) 5.13%, 12/01/2027	515,112
	Wolverine World Wide Inc(d)
240,000	6.38%, 05/15/2025	255,329
365,000	5.00%, 09/01/2026	374,125
495,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp(d) 5.25%, 05/15/2027	531,679
	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp(d)
115,000	7.75%, 04/15/2025	123,913
870,000	5.13%, 10/01/2029	918,937
	Yum! Brands Inc
390,000	4.75%, 01/15/2030(d)	422,179
195,000	3.63%, 03/15/2031	194,025
		35,447,843
Consumer, Non-Cyclical — 11.19%
	Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC(d)
390,000	7.50%, 03/15/2026	428,025
765,000	4.63%, 01/15/2027	800,152
505,000	4.88%, 02/15/2030	538,588
200,000	Allied Universal Holdco LLC / Allied Universal Finance Corp / Atlas Luxco 4 SARL(d) 4.63%, 06/01/2028	200,722
590,000	Bausch Health Americas Inc(d) 8.50%, 01/31/2027	641,271
	Bausch Health Cos Inc(d)
1,114,000	6.13%, 04/15/2025	1,141,850
200,000	7.00%, 01/15/2028	206,000
850,000	4.88%, 06/01/2028	869,975
160,000	5.00%, 02/15/2029	149,200
275,000	6.25%, 02/15/2029	271,989
835,000	7.25%, 05/30/2029	853,295
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
$ 210,000	Carriage Services Inc(d) 4.25%, 05/15/2029	$ 209,681
	Centene Corp
315,000	5.38%, 06/01/2026(d)	329,175
340,000	5.38%, 08/15/2026(d)	355,300
930,000	4.63%, 12/15/2029	1,022,786
965,000	3.00%, 10/15/2030	991,325
	Charles River Laboratories International Inc(d)
395,000	3.75%, 03/15/2029	400,431
195,000	4.00%, 03/15/2031	202,864
	CHS / Community Health Systems Inc(d)
570,000	6.63%, 02/15/2025	602,769
210,000	8.00%, 03/15/2026	226,275
155,000	5.63%, 03/15/2027	165,463
330,000	6.00%, 01/15/2029	353,100
710,000	Elanco Animal Health Inc 5.90%, 08/28/2028	830,892
160,000	Endo Luxembourg Finance Co I SARL / Endo US Inc(d) 6.13%, 04/01/2029	156,800
	Gartner Inc(d)
115,000	3.63%, 06/15/2029	116,725
450,000	3.75%, 10/01/2030	460,399
195,000	Global Medical Response Inc(d) 6.50%, 10/01/2025	200,606
	HCA Inc
855,000	5.38%, 09/01/2026	983,891
630,000	5.63%, 09/01/2028	746,550
255,000	3.50%, 09/01/2030(e)	271,669
	IHS Markit Ltd
335,000	4.75%, 02/15/2025(d)	375,033
40,000	4.00%, 03/01/2026(d)	44,340
330,000	4.75%, 08/01/2028	389,103
780,000	Jazz Securities Designated Activity Co(d) 4.38%, 01/15/2029	808,704
	Kraft Heinz Foods Co
1,108,000	3.00%, 06/01/2026	1,179,947
1,095,000	3.75%, 04/01/2030	1,201,456
510,000	5.00%, 07/15/2035	625,576
	Lamb Weston Holdings Inc(d)
50,000	4.63%, 11/01/2024	51,739
835,000	4.88%, 11/01/2026	863,181
275,000	4.88%, 05/15/2028(e)	304,219
195,000	Mallinckrodt International Finance SA / Mallinckrodt CB LLC(d)(f)(g) 10.00%, 04/15/2025	196,950
645,000	NESCO Holdings II Inc(d) 5.50%, 04/15/2029	673,219
675,000	Nielsen Co Luxembourg SARL(d)(e) 5.00%, 02/01/2025	694,406
	Nielsen Finance LLC / Nielsen Finance Co(d)
310,000	5.63%, 10/01/2028	327,388
240,000	4.50%, 07/15/2029	240,672

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
$ 365,000	4.75%, 07/15/2031	$ 365,913
	Organon & Co / Organon Foreign Debt Co-Issuer BV(d)
450,000	4.13%, 04/30/2028	458,910
200,000	5.13%, 04/30/2031	206,040
480,000	Owens & Minor Inc(d) 4.50%, 03/31/2029	493,200
	Prime Security Services Borrower LLC / Prime Finance Inc(d)
200,000	3.38%, 08/31/2027	194,000
365,000	6.25%, 01/15/2028	388,269
470,000	Sabre Global Inc(d) 9.25%, 04/15/2025	558,750
	Service Corp International
290,000	7.50%, 04/01/2027	352,350
710,000	5.13%, 06/01/2029	770,350
145,000	3.38%, 08/15/2030	142,071
300,000	4.00%, 05/15/2031	306,203
530,000	Shift4 Payments LLC / Shift4 Payments Finance Sub Inc(d) 4.63%, 11/01/2026	553,187
	Spectrum Brands Inc(d)
385,000	5.00%, 10/01/2029	408,100
380,000	3.88%, 03/15/2031	373,399
545,000	Square Inc(d) 3.50%, 06/01/2031	549,769
	Tenet Healthcare Corp
365,000	4.63%, 07/15/2024	370,366
95,000	7.50%, 04/01/2025(d)	102,612
1,230,000	4.88%, 01/01/2026(d)	1,275,756
140,000	6.25%, 02/01/2027(d)	146,125
960,000	5.13%, 11/01/2027(d)	1,006,800
790,000	4.25%, 06/01/2029(d)	799,875
	Teva Pharmaceutical Finance Netherlands III BV
245,000	6.00%, 04/15/2024	259,700
430,000	7.13%, 01/31/2025	474,075
1,085,000	6.75%, 03/01/2028(e)	1,188,075
145,000	Victorias Secret & Co 4.63%, 07/15/2029	145,000
		34,592,596
Energy — 11.25%
345,000	Antero Midstream Partners LP / Antero Midstream Finance Corp(d) 7.88%, 05/15/2026	385,575
	Antero Resources Corp(d)
245,000	8.38%, 07/15/2026	278,687
145,000	7.63%, 02/01/2029	160,950
125,000	5.38%, 03/01/2030(e)	127,579
	Apache Corp
120,000	4.88%, 11/15/2027	129,959
1,045,000	4.38%, 10/15/2028	1,112,402
325,000	5.10%, 09/01/2040	340,437
315,000	Baytex Energy Corp(d) 5.63%, 06/01/2024	317,362
Principal Amount(a)		Fair Value
Energy — (continued)
	Buckeye Partners LP
$ 155,000	3.95%, 12/01/2026	$ 157,713
360,000	4.50%, 03/01/2028(d)	369,112
240,000	5.85%, 11/15/2043	238,200
805,000	Callon Petroleum Co(d) 9.00%, 04/01/2025	877,450
355,000	Cenovus Energy Inc 6.75%, 11/15/2039	481,857
362,000	ChampionX Corp 6.38%, 05/01/2026	379,159
310,000	Cheniere Energy Partners LP(d) 4.00%, 03/01/2031	323,950
	Comstock Resources Inc(d)
170,000	7.50%, 05/15/2025(e)	176,375
305,000	6.75%, 03/01/2029	324,895
460,000	5.88%, 01/15/2030	469,200
	Continental Resources Inc
520,000	4.50%, 04/15/2023	541,102
440,000	4.38%, 01/15/2028	486,750
475,000	5.75%, 01/15/2031(d)	568,812
325,000	4.90%, 06/01/2044	368,064
380,000	CrownRock LP / CrownRock Finance Inc(d) 5.00%, 05/01/2029	399,095
	DCP Midstream Operating LP
195,000	5.63%, 07/15/2027	221,813
440,000	5.13%, 05/15/2029	486,200
430,000	6.75%, 09/15/2037(d)	517,075
	Devon Energy Corp
272,000	5.25%, 10/15/2027(d)	293,184
195,000	7.88%, 09/30/2031	273,187
275,000	7.95%, 04/15/2032	390,643
355,000	5.60%, 07/15/2041	438,948
25,000	Diamondback Energy Inc 3.25%, 12/01/2026	26,798
	DT Midstream Inc(d)
135,000	4.13%, 06/15/2029	137,070
185,000	4.38%, 06/15/2031	189,031
680,000	Encino Acquisition Partners Holdings LLC(d) 8.50%, 05/01/2028	693,600
	Endeavor Energy Resources LP / EER Finance Inc(d)
460,000	6.63%, 07/15/2025	492,200
825,000	5.75%, 01/30/2028	879,656
1,170,000	Energy Transfer LP(h) 6.63%, Perpetual	1,145,137
570,000	EnLink Midstream LLC(d) 5.63%, 01/15/2028	602,142
	EQT Corp
40,000	5.00%, 01/15/2029(e)	44,599
410,000	8.50%, 02/01/2030	534,193
60,000	Global Partners LP / GLP Finance Corp 6.88%, 01/15/2029	64,351
	Hess Midstream Operations LP(d)
755,000	5.63%, 02/15/2026	787,465

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Principal Amount(a)		Fair Value
Energy — (continued)
$ 510,000	5.13%, 06/15/2028	$ 534,862
	Hilcorp Energy I LP / Hilcorp Finance Co(d)
100,000	5.75%, 02/01/2029	104,250
100,000	6.00%, 02/01/2031	106,000
480,000	Holly Energy Partners LP / Holly Energy Finance Corp(d) 5.00%, 02/01/2028	490,800
770,000	Indigo Natural Resources LLC(d) 5.38%, 02/01/2029	804,650
500,000	ITT Holdings LLC(d) 6.50%, 08/01/2029	509,375
100,000	Kinder Morgan Inc 7.80%, 08/01/2031	143,100
	MEG Energy Corp(d)
584,000	6.50%, 01/15/2025	603,710
50,000	5.88%, 02/01/2029	52,125
674,000	Nabors Industries Inc(d) 9.00%, 02/01/2025	707,700
373,000	NextEra Energy Partners LP(d)(i) 0.00%, 11/15/2025	401,348
320,000	Northriver Midstream Finance LP(d) 5.63%, 02/15/2026	332,000
225,000	Oasis Petroleum Inc(d) 6.38%, 06/01/2026	234,614
	Occidental Petroleum Corp
905,000	6.63%, 09/01/2030	1,086,000
690,000	6.13%, 01/01/2031(e)	811,806
1,850,000	6.45%, 09/15/2036	2,211,860
940,000	6.20%, 03/15/2040	1,062,877
	Ovintiv Inc
200,000	8.13%, 09/15/2030	272,558
230,000	7.38%, 11/01/2031	305,373
270,000	6.63%, 08/15/2037	360,255
350,000	PBF Holding Co LLC / PBF Finance Corp(d) 9.25%, 05/15/2025	352,586
	Precision Drilling Corp(d)
620,000	7.13%, 01/15/2026	638,600
105,000	6.88%, 01/15/2029	108,150
280,000	Rattler Midstream LP(d) 5.63%, 07/15/2025	294,350
145,000	Renewable Energy Group Inc(d) 5.88%, 06/01/2028	152,069
	Seventy Seven Energy Inc(f)(g)(j)
345,000	6.50%, 07/15/2022	35
225,000	6.63%, 11/15/2025	23
	SM Energy Co
955,000	10.00%, 01/15/2025(d)(e)	1,077,565
70,000	6.75%, 09/15/2026	71,225
365,000	6.50%, 07/15/2028(e)	375,037
	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp(d)
220,000	7.50%, 10/01/2025	240,900
Principal Amount(a)		Fair Value
Energy — (continued)
$ 450,000	5.50%, 01/15/2028	$ 457,875
390,000	6.00%, 12/31/2030	405,452
	Targa Resources Partners LP / Targa Resources Partners Finance Corp
430,000	6.50%, 07/15/2027	466,000
240,000	5.00%, 01/15/2028	253,200
140,000	6.88%, 01/15/2029	157,728
110,000	5.50%, 03/01/2030	120,963
45,000	4.88%, 02/01/2031(d)	48,713
177,625	Transocean Pontus Ltd(d) 6.13%, 08/01/2025	179,706
295,000	Transocean Poseidon Ltd(d) 6.88%, 02/01/2027	296,475
	USA Compression Partners LP / USA Compression Finance Corp
325,000	6.88%, 04/01/2026	340,437
190,000	6.88%, 09/01/2027	202,973
165,000	Viper Energy Partners LP(d) 5.38%, 11/01/2027	171,882
		34,779,184
Financial — 7.10%
345,000	AG Issuer LLC(d) 6.25%, 03/01/2028	363,520
310,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer(d) 4.25%, 10/15/2027	314,647
	Ally Financial Inc
110,000	5.75%, 11/20/2025	126,297
1,665,000	8.00%, 11/01/2031	2,392,685
	Bank of America Corp(h)
225,000	6.10%, Perpetual	252,646
130,000	6.50%, Perpetual	147,225
	CIT Group Inc
95,000	5.00%, 08/15/2022	99,275
410,000	5.00%, 08/01/2023	443,312
400,000	5.25%, 03/07/2025	450,000
	CNO Financial Group Inc
370,000	5.25%, 05/30/2025	419,595
390,000	5.25%, 05/30/2029	463,507
	Credit Suisse Group AG(d)(h)
620,000	6.25%, Perpetual	678,900
200,000	6.38%, Perpetual	222,926
755,000	Deutsche Bank AG 3.73%, 01/14/2032	768,312
785,000	Diversified Healthcare Trust REIT 9.75%, 06/15/2025	869,387
230,000	Dresdner Funding Trust I(d) 8.15%, 06/30/2031	328,900
375,000	ESH Hospitality Inc REIT(d) 5.25%, 05/01/2025	381,975
	Freedom Mortgage Corp(d)
330,000	8.13%, 11/15/2024	341,138
445,000	8.25%, 04/15/2025	464,469
300,000	6.63%, 01/15/2027	301,875

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
	goeasy Ltd(d)
$ 130,000	5.38%, 12/01/2024	$ 134,090
255,000	4.38%, 05/01/2026	261,375
195,000	Home Point Capital Inc(d) 5.00%, 02/01/2026	181,838
	Icahn Enterprises LP / Icahn Enterprises Finance Corp
350,000	6.75%, 02/01/2024	357,501
350,000	6.25%, 05/15/2026	371,350
95,000	5.25%, 05/15/2027(d)	98,088
290,000	5.25%, 05/15/2027	299,424
195,000	4.38%, 02/01/2029(d)	194,025
	Iron Mountain Inc REIT(d)
465,000	4.88%, 09/15/2027	482,045
530,000	5.25%, 03/15/2028	554,671
	iStar Inc REIT
505,000	4.75%, 10/01/2024	531,512
395,000	4.25%, 08/01/2025	406,356
505,000	5.50%, 02/15/2026(e)	528,987
	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp REIT(d)
110,000	5.25%, 10/01/2025	111,925
365,000	4.25%, 02/01/2027	364,484
430,000	4.75%, 06/15/2029	430,000
393,000	Lloyds Banking Group PLC(h) 7.50%, Perpetual	447,037
	Nationstar Mortgage Holdings Inc(d)
180,000	6.00%, 01/15/2027	186,530
320,000	5.50%, 08/15/2028	322,602
120,000	5.13%, 12/15/2030	119,400
	OneMain Finance Corp
190,000	6.88%, 03/15/2025	214,434
100,000	8.88%, 06/01/2025	110,869
240,000	7.13%, 03/15/2026	279,530
645,000	6.63%, 01/15/2028	739,402
500,000	5.38%, 11/15/2029	543,870
200,000	4.00%, 09/15/2030	198,250
	PennyMac Financial Services Inc(d)
380,000	5.38%, 10/15/2025	399,950
100,000	4.25%, 02/15/2029	96,341
620,000	PHH Mortgage Corp(d)(e) 7.88%, 03/15/2026	640,832
640,000	Provident Funding Associates LP / PFG Finance Corp(d) 6.38%, 06/15/2025	648,000
450,000	Realogy Group LLC / Realogy Co-Issuer Corp(d) 5.75%, 01/15/2029	470,425
140,000	Service Properties Trust REIT 7.50%, 09/15/2025	158,508
	Societe Generale SA(d)(h)
330,000	4.75%, Perpetual(e)	341,963
295,000	5.38%, Perpetual	312,331
Principal Amount(a)		Fair Value
Financial — (continued)
$ 540,000	Starwood Property Trust Inc REIT 4.75%, 03/15/2025	$ 561,600
		21,930,136
Industrial — 5.43%
	Amsted Industries Inc(d)
320,000	5.63%, 07/01/2027	337,200
365,000	4.63%, 05/15/2030	374,125
	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC(d)
275,000	3.25%, 09/01/2028	274,203
355,000	4.00%, 09/01/2029	352,009
	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc(d)
240,000	6.00%, 02/15/2025	247,560
600,000	4.13%, 08/15/2026	619,500
305,000	Berry Global Inc(d) 5.63%, 07/15/2027	322,565
300,000	Boise Cascade Co(d) 4.88%, 07/01/2030	318,765
387,000	Builders FirstSource Inc(d) 6.75%, 06/01/2027	414,574
270,000	Cemex SAB de CV(d) 5.45%, 11/19/2029	296,865
666,000	Crown Cork & Seal Co Inc 7.38%, 12/15/2026	815,850
	GFL Environmental Inc(d)
1,015,000	5.13%, 12/15/2026	1,073,789
155,000	4.00%, 08/01/2028	153,117
115,000	4.75%, 06/15/2029	119,405
240,000	Great Lakes Dredge & Dock Corp(d) 5.25%, 06/01/2029	247,224
450,000	Imola Merger Corp(d) 4.75%, 05/15/2029	462,937
350,000	Intelligent Packaging Ltd Finco Inc / Intelligent Packaging Ltd Co-Issuer LLC(d) 6.00%, 09/15/2028	364,000
265,000	JELD-WEN Inc(d) 4.88%, 12/15/2027	275,393
530,000	Louisiana-Pacific Corp(d) 3.63%, 03/15/2029	533,312
230,000	Madison IAQ LLC(d) 4.13%, 06/30/2028	232,300
170,000	Masonite International Corp(d) 5.38%, 02/01/2028	180,146
	Mauser Packaging Solutions Holding Co(d)
325,000	5.50%, 04/15/2024	328,250
125,000	8.50%, 04/15/2024	129,375
680,000	Park-Ohio Industries Inc 6.63%, 04/15/2027	692,104
605,000	RBS Global Inc / Rexnord LLC(d) 4.88%, 12/15/2025	617,100

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Principal Amount(a)		Fair Value
Industrial — (continued)
$1,175,000	Sensata Technologies BV(d) 4.00%, 04/15/2029	$ 1,192,723
	Standard Industries Inc(d)
395,000	5.00%, 02/15/2027	409,072
45,000	4.75%, 01/15/2028	47,102
150,000	3.38%, 01/15/2031	143,582
620,000	Stevens Holding Co Inc(d) 6.13%, 10/01/2026	664,950
320,000	Terex Corp(d) 5.00%, 05/15/2029	333,600
	TransDigm Inc
805,000	6.25%, 03/15/2026(d)	849,275
175,000	6.38%, 06/15/2026	181,295
475,000	5.50%, 11/15/2027	495,187
270,000	4.63%, 01/15/2029(d)	270,094
560,000	4.88%, 05/01/2029(d)	565,320
300,000	TTM Technologies Inc(d) 4.00%, 03/01/2029	301,818
850,000	Waste Pro USA Inc(d) 5.50%, 02/15/2026	877,412
	WESCO Distribution Inc(d)
195,000	7.13%, 06/15/2025	210,736
395,000	7.25%, 06/15/2028	439,971
		16,763,805
Technology — 2.27%
305,000	Black Knight InfoServ LLC(d) 3.63%, 09/01/2028	303,463
1,195,000	Boxer Parent Co Inc(d) 7.13%, 10/02/2025	1,278,650
150,000	BY Crown Parent LLC / BY Bond Finance Inc(d) 4.25%, 01/31/2026	157,125
285,000	CDW LLC / CDW Finance Corp 3.25%, 02/15/2029	288,762
390,000	Crowdstrike Holdings Inc 3.00%, 02/15/2029	390,370
	Dell International LLC / EMC Corp
430,000	7.13%, 06/15/2024(d)	441,051
715,000	6.02%, 06/15/2026	858,376
185,000	Diebold Nixdorf Inc(d) 9.38%, 07/15/2025	205,119
605,000	Microchip Technology Inc 4.25%, 09/01/2025	635,169
430,000	Qorvo Inc(d) 3.38%, 04/01/2031	448,155
340,000	SS&C Technologies Inc(d) 5.50%, 09/30/2027	360,298
160,000	Tempo Acquisition LLC / Tempo Acquisition Finance Corp(d) 5.75%, 06/01/2025	168,400
	Twilio Inc
400,000	3.63%, 03/15/2029	408,000
210,000	3.88%, 03/15/2031	215,513
205,000	Western Digital Corp 4.75%, 02/15/2026	227,806
Principal Amount(a)		Fair Value
Technology — (continued)
$ 635,000	ZoomInfo Technologies LLC / ZoomInfo Finance Corp(d) 3.88%, 02/01/2029	$ 631,031
		7,017,288
Utilities — 1.53%
	Calpine Corp(d)
238,000	5.25%, 06/01/2026	244,843
665,000	4.50%, 02/15/2028	678,300
260,000	4.63%, 02/01/2029	255,616
155,000	5.00%, 02/01/2031	154,225
	NRG Energy Inc
190,000	3.75%, 06/15/2024(d)	202,393
460,000	7.25%, 05/15/2026	476,838
105,000	6.63%, 01/15/2027	108,698
255,000	5.25%, 06/15/2029(d)	271,256
	Pacific Gas & Electric Co(g)
365,000	2.95%, 03/01/2026	373,231
95,000	3.30%, 03/15/2027	98,298
	Vistra Operations Co LLC(d)
110,000	3.55%, 07/15/2024	116,146
650,000	5.50%, 09/01/2026	670,312
265,000	5.63%, 02/15/2027	274,938
595,000	5.00%, 07/31/2027	610,845
190,000	4.30%, 07/15/2029	206,515
		4,742,454
TOTAL CORPORATE BONDS AND NOTES — 67.58% (Cost $199,031,175)		$208,842,422
CONVERTIBLE BONDS
Communications — 4.31%
540,000	Airbnb Inc(d)(i) 1.30%, 03/15/2026	508,950
409,000	Booking Holdings Inc(e) 0.75%, 05/01/2025	578,326
423,000	Cable One Inc(d) 1.13%, 03/15/2028	430,198
248,000	DISH Network Corp(d)(i) (3.17%), 12/15/2025	288,796
572,000	Etsy Inc(d) 0.25%, 06/15/2028	630,344
445,000	Expedia Group Inc(d)(e)(i) (1.60%), 02/15/2026	480,600
455,000	Fiverr International Ltd(d)(i) (5.77%), 11/01/2025	606,742
269,000	fuboTV Inc(d) 3.25%, 02/15/2026	264,124
200,000	Liberty Interactive LLC(d) 1.75%, 09/30/2046	423,900
	Liberty Media Corp
218,000	1.38%, 10/15/2023	289,665
455,000	2.75%, 12/01/2049(d)	476,840
307,000	0.50%, 12/01/2050(d)	353,204
170,000	Lyft Inc 1.50%, 05/15/2025	290,190

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Principal Amount(a)		Fair Value
Communications — (continued)
	Match Group Financeco Inc(d)
$ 25,000	0.88%, 10/01/2022	$ 91,609
409,000	0.88%, 06/15/2026	783,491
568,000	Okta Inc 0.38%, 06/15/2026	707,728
779,000	Palo Alto Networks Inc 0.38%, 06/01/2025	1,059,440
124,000	Sea Ltd(e) 2.38%, 12/01/2025	382,540
326,000	Shopify Inc 0.13%, 11/01/2025	424,452
	Snap Inc
175,000	0.75%, 08/01/2026	526,969
444,000	(1.11%), 05/01/2027(d)(i)	474,636
370,000	TechTarget Inc(d) 0.13%, 12/15/2025	466,570
400,000	Twitter Inc(d)(i) 1.03%, 03/15/2026	381,500
528,000	Uber Technologies Inc(d)(i) (0.31%), 12/15/2025	535,392
585,000	Wayfair Inc(d) 0.63%, 10/01/2025	623,025
232,000	Zendesk Inc 0.63%, 06/15/2025	337,862
448,000	Zillow Group Inc 2.75%, 05/15/2025	883,400
		13,300,493
Consumer, Cyclical — 2.60%
75,000	American Eagle Outfitters Inc 3.75%, 04/15/2025	327,300
36,000	Bloomin' Brands Inc(k) 5.00%, 05/01/2025	87,278
418,000	Burlington Stores Inc 2.25%, 04/15/2025	664,098
136,000	Callaway Golf Co 2.75%, 05/01/2026	277,185
48,000	Carnival Corp 5.75%, 04/01/2023	131,520
284,000	Cheesecake Factory Inc 0.38%, 06/15/2026	279,563
104,000	Cinemark Holdings Inc(d) 4.50%, 08/15/2025	183,950
110,000	Dick's Sporting Goods Inc 3.25%, 04/15/2025	325,531
547,000	DraftKings Inc(d)(i) 1.64%, 03/15/2028	492,847
554,000	Ford Motor Co(d)(i) (2.03%), 03/15/2026	612,516
130,000	Guess? Inc 2.00%, 04/15/2024	161,362
296,000	IMAX Corp(d) 0.50%, 04/01/2026	308,580
312,000	JetBlue Airways Corp(d) 0.50%, 04/01/2026	310,908
197,000	National Vision Holdings Inc 2.50%, 05/15/2025	346,843
231,000	NCL Corp Ltd(d) 5.38%, 08/01/2025	420,074
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$ 39,000	Penn National Gaming Inc 2.75%, 05/15/2026	$ 130,139
149,000	RH (i) (21.43%), 09/15/2024	476,782
442,000	Royal Caribbean Cruises Ltd(d) 2.88%, 11/15/2023	554,151
349,000	Shake Shack Inc(d)(i) 0.84%, 03/01/2028	330,505
601,000	Southwest Airlines Co 1.25%, 05/01/2025	910,139
329,000	Vail Resorts Inc(d)(i) (0.80%), 01/01/2026	341,338
290,000	Winnebago Industries Inc 1.50%, 04/01/2025	371,744
		8,044,353
Consumer, Non-Cyclical — 3.13%
414,000	Chegg Inc(d)(i) (0.73%), 09/01/2026	430,146
428,000	Dexcom Inc 0.25%, 11/15/2025	446,993
177,000	Envista Holdings Corp 2.38%, 06/01/2025	377,010
750,000	Exact Sciences Corp 0.38%, 03/01/2028	927,187
363,000	Guardant Health Inc(d)(i) (1.90%), 11/15/2027	413,139
337,000	Halozyme Therapeutics Inc(d) 0.25%, 03/01/2027	312,778
210,000	Insmed Inc 0.75%, 06/01/2028	230,869
308,000	Insulet Corp 0.38%, 09/01/2026	418,688
290,000	Integra LifeSciences Holdings Corp 0.50%, 08/15/2025	320,131
363,000	Ironwood Pharmaceuticals Inc(e) 1.50%, 06/15/2026	431,769
140,000	Natera Inc 2.25%, 05/01/2027	423,325
419,000	NeoGenomics Inc 0.25%, 01/15/2028	406,954
234,000	Novocure Ltd(d)(i) (7.69%), 11/01/2025	351,146
269,000	Omnicell Inc(d) 0.25%, 09/15/2025	435,645
392,000	Pacira BioSciences Inc(d) 0.75%, 08/01/2025	429,730
171,000	Repligen Corp 0.38%, 07/15/2024	306,090
397,000	Revance Therapeutics Inc 1.75%, 02/15/2027	463,163
404,000	Shift4 Payments Inc(d)(i) (5.79%), 12/15/2025	544,632
	Square Inc
294,000	0.13%, 03/01/2025	605,456
391,000	0.25%, 11/01/2027(d)(e)	453,560
302,000	Tandem Diabetes Care Inc(d) 1.50%, 05/01/2025	343,163

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
$ 545,000	Teladoc Health Inc 1.25%, 06/01/2027	$ 610,073
		9,681,647
Energy — 0.67%
250,000	Cheniere Energy Inc 4.25%, 03/15/2045	210,552
304,000	Enphase Energy Inc(d)(i) 0.48%, 03/01/2028	294,613
529,000	Pioneer Natural Resources Co 0.25%, 05/15/2025	844,019
345,000	SolarEdge Technologies Inc(d)(i) (4.79%), 09/15/2025	432,113
337,000	Sunrun Inc(d)(i) 2.57%, 02/01/2026	301,413
		2,082,710
Financial — 0.11%
298,000	Redfin Corp(d)(i) (2.52%), 10/15/2025	334,207
Industrial — 0.31%
473,000	John Bean Technologies Corp(d) 0.25%, 05/15/2026	501,853
305,000	Middleby Corp(d) 1.00%, 09/01/2025	439,047
		940,900
Technology — 3.57%
373,000	1Life Healthcare Inc 3.00%, 06/15/2025	411,941
578,000	Akamai Technologies Inc 0.38%, 09/01/2027	668,746
84,000	Atlassian Inc 0.63%, 05/01/2023	263,838
391,000	Bentley Systems Inc(d) 0.38%, 07/01/2027	400,775
367,000	Bill.com Holdings Inc(d)(i) (5.68%), 12/01/2025	489,945
360,000	Box Inc(d)(i) (3.46%), 01/15/2026	427,068
459,000	Ceridian HCM Holding Inc(d) 0.25%, 03/15/2026	458,713
196,000	Cloudflare Inc 0.75%, 05/15/2025	558,110
575,000	Coupa Software Inc 0.38%, 06/15/2026	663,334
294,000	CyberArk Software Ltd(i) (2.23%), 11/15/2024	317,902
228,000	Datadog Inc 0.13%, 06/15/2025	303,668
345,000	Everbridge Inc(d)(i) (0.44%), 03/15/2026	352,331
388,000	Five9 Inc(d) 0.50%, 06/01/2025	573,513
Principal Amount(a)		Fair Value
Technology — (continued)
$ 212,000	HubSpot Inc 0.38%, 06/01/2025	$ 448,698
318,000	LivePerson Inc(d)(i) (1.20%), 12/15/2026	340,260
370,000	Lumentum Holdings Inc 0.50%, 12/15/2026	399,156
298,000	Microchip Technology Inc 1.63%, 02/15/2027	663,229
239,000	MicroStrategy Inc(d)(i) 6.05%, 02/15/2027	178,294
499,000	ON Semiconductor Corp(d)(i) (0.67%), 05/01/2027	519,259
657,000	RingCentral Inc(i) (2.58%), 03/01/2025	725,574
133,000	Sailpoint Technologies Holdings Inc 0.13%, 09/15/2024	248,843
487,000	Splunk Inc 1.13%, 06/15/2027	474,521
86,000	Teradyne Inc 1.25%, 12/15/2023	364,318
279,000	Zscaler Inc(d) 0.13%, 07/01/2025	442,773
308,000	Zynga Inc(d)(i) (1.14%), 12/15/2026	328,405
		11,023,214
TOTAL CONVERTIBLE BONDS — 14.70% (Cost $37,519,188)		$ 45,407,524
Shares
COMMON STOCK
Communications — 0.35%
9,400	Altice Inc Class A(l)	320,916
11,439	iHeartMedia Inc Class A(l)	308,052
67,050	Sirius XM Holdings Inc(e)	438,507
		1,067,475
Consumer, Cyclical — 0.23%
5,002	General Motors Co(l)	295,968
7,505	PulteGroup Inc	409,548
		705,516
Consumer, Non-Cyclical — 0.11%
15,720	Ortho Clinical Diagnostics Holdings PLC(l)	336,565
Energy — 0.04%
1,254	Oasis Petroleum Inc	126,090
Financial — 0.01%
27,396	Stearns Holdings LLC Class B(j)(l)	27,396

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Shares		Fair Value
Technology — 0.15%
222	Lam Research Corp	$ 144,456
600	ServiceNow Inc(l)	329,730
		474,186
Utilities — 0.09%
338	Genon Energy Inc(j)(l)	56,481
11,830	Vistra Corp	219,446
		275,927
TOTAL COMMON STOCK — 0.98% (Cost $2,654,143)		$ 3,013,155
CONVERTIBLE PREFERRED STOCK
Consumer, Cyclical — 0.22%
3,774	Aptiv PLC 5.50%	668,564
Consumer, Non-Cyclical — 1.03%
5,464	Avantor Inc 6.25%	599,947
2,862	Boston Scientific Corp 5.50%	330,275
3,791	Bunge Ltd 4.88%	439,983
756	Danaher Corp 5.00%(e)	1,106,406
7,449	Elanco Animal Health Inc 5.00%	391,668
1,956	Sabre Corp 6.50%(e)	311,689
		3,179,968
Financial — 0.39%
233	2020 Mandatory Exchangeable Trust 6.50%(d)	417,785
250	Bank of America Corp 7.25%	354,493
5,730	KKR & Co Inc 6.00%	438,975
		1,211,253
Industrial — 0.17%
4,309	Stanley Black & Decker Inc 5.25%(e)	518,459
Technology — 0.47%
791	Broadcom Inc 8.00%	1,195,201
2,568	Clarivate PLC 5.25%	267,586
		1,462,787
Shares		Fair Value
Utilities — 0.77%
1,934	AES Corp 6.88%(e)	$ 205,487
4,020	Dominion Energy Inc 7.25%	393,759
4,665	Essential Utilities Inc 6.00%	268,331
20,926	NextEra Energy Inc 4.87%	1,166,206
3,531	PG&E Corp 5.50%	357,161
		2,390,944
TOTAL CONVERTIBLE PREFERRED STOCK — 3.05% (Cost $8,180,348)		$ 9,431,975
PREFERRED STOCK
Financial — 0.06%
7,729	GMAC Capital Trust I(b) 3-mo. LIBOR + 5.78%	195,621
TOTAL PREFERRED STOCK — 0.06% (Cost $196,791)		$ 195,621
RIGHTS
Utilities — 0.01%
18,138	Texas Competitive Electric Holdings(j)(l)	22,672
TOTAL RIGHTS — 0.01% (Cost $20,531)		$ 22,672
GOVERNMENT MONEY MARKET MUTUAL FUNDS
1,072,000	BlackRock FedFund Institutional Class(m), 0.03%(n)	1,072,000
847,000	Federated Hermes Government Obligations Fund Premier Shares(m), 0.01%(n)	847,000
782,000	Goldman Sachs Financial Square Government Fund Institutional Class(m), 0.02%(n)	782,000
782,000	Invesco Government & Agency Portfolio Institutional Class(m), 0.03%(n)	782,000
782,000	JPMorgan U.S. Government Money Market Fund Capital Shares(m), 0.03%(n)	782,000
1,020,000	Morgan Stanley Institutional Liquidity Government Portfolio Institutional Class(m), 0.03%(n)	1,020,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 1.71% (Cost $5,285,000)		$ 5,285,000

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
Repurchase Agreements — 2.51%
$3,097,574	Undivided interest of 3.71% in a repurchase agreement (principal amount/value $83,554,867 with a maturity value of $83,554,983) with RBC Capital Markets Corp, 0.05%, dated 6/30/21 to be repurchased at $3,097,574 on 7/1/21 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 8.00%, 8/1/21 - 4/15/62, with a value of $85,225,967.(m)	$ 3,097,574
3,097,574	Undivided interest of 3.79% in a repurchase agreement (principal amount/value $81,757,663 with a maturity value of $81,757,799) with Citigroup Global Markets Inc, 0.06%, dated 6/30/21 to be repurchased at $3,097,574 on 7/1/21 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 7/1/21 - 1/15/59, with a value of $83,392,816.(m)	3,097,574
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$1,562,327	Undivided interest of 7.94% in a repurchase agreement (principal amount/value $19,684,857 with a maturity value of $19,684,884) with Bank of America Securities Inc, 0.05%, dated 6/30/21 to be repurchased at $1,562,327 on 7/1/21 collateralized by various U.S. Government Agency securities, 1.50% - 8.50%, 7/15/21 - 1/15/60, with a value of $20,078,554.(m)	$ 1,562,327
TOTAL SHORT TERM INVESTMENTS — 2.51% (Cost $7,757,475)		$ 7,757,475
TOTAL INVESTMENTS — 98.01% (Cost $283,386,887)		$302,857,331
OTHER ASSETS & LIABILITIES, NET — 1.99%		$ 6,164,027
TOTAL NET ASSETS — 100.00%		$309,021,358

(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2021.
(c)	All or a portion of this position has not settled as of June 30, 2021. The interest rate shown represents the stated spread over the LIBOR floor; the Fund will not accrue interest until the settlement date, at which point the LIBOR will be established.
(d)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(e)	All or a portion of the security is on loan at June 30, 2021.
(f)	Security in bankruptcy.
(g)	Security in default.
(h)	Security has no contractual maturity date and pays an indefinite stream of interest.
(i)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(j)	Security is fair valued using significant unobservable inputs.
(k)	Restricted security; further details of these securities are included in a subsequent table.
(l)	Non-income producing security.
(m)	Collateral received for securities on loan.
(n)	Rate shown is the 7-day yield as of June 30, 2021.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LP	Limited Partnership
REIT	Real Estate Investment Trust
At June 30, 2021, the Fund held the following restricted securities:
Security	Coupon	Maturity Date	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets
Convertible Bonds
Bloomin' Brands Inc	5.00%	05/01/2025	05/12/2021	$53,049	$87,278	0.03%

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2021 (Unaudited)
Great-West High Yield Bond Fund
ASSETS:
Investments in securities, fair value (including $12,580,440 of securities on loan)(a)	$295,099,856
Repurchase agreements, fair value(b)	7,757,475
Cash	26,140,326
Dividends and interest receivable	2,930,433
Subscriptions receivable	37,921
Receivable for investments sold	102,500
Total Assets	332,068,511
LIABILITIES:
Payable for director fees	2,943
Payable for investments purchased	9,530,939
Payable for other accrued fees	71,588
Payable for shareholder services fees	2,125
Payable to investment adviser	177,552
Payable to custodian	109
Payable upon return of securities loaned	13,042,475
Redemptions payable	219,422
Total Liabilities	23,047,153
NET ASSETS	$309,021,358
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$2,968,200
Paid-in capital in excess of par	293,159,991
Undistributed/accumulated earnings	12,893,167
NET ASSETS	$309,021,358
NET ASSETS BY CLASS
Investor Class	$6,840,610
Institutional Class	$302,180,748
CAPITAL STOCK:
Authorized
Investor Class	10,000,000
Institutional Class	70,000,000
Issued and Outstanding
Investor Class	806,700
Institutional Class	28,875,300
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$8.48
Institutional Class	$10.47
(a) Cost of investments	$275,629,412
(b) Cost of repurchase agreements	$7,757,475
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2021 (Unaudited)
Great-West High Yield Bond Fund
INVESTMENT INCOME:
Interest	$5,205,182
Income from securities lending	21,080
Dividends	251,477
Total Income	5,477,739
EXPENSES:
Management fees	1,007,296
Shareholder services fees – Investor Class	11,549
Audit and tax fees	25,966
Custodian fees	13,244
Director's fees	7,112
Legal fees	8,020
Pricing fees	33,147
Registration fees	22,541
Shareholder report fees	393
Transfer agent fees	4,326
Other fees	2,038
Total Expenses	1,135,632
Less amount waived by investment adviser	75,196
Net Expenses	1,060,436
NET INVESTMENT INCOME	4,417,303
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments and foreign currency transactions	7,802,014
Net realized loss on forward foreign currency contracts	(2,398)
Net Realized Gain	7,799,616
Net change in unrealized depreciation on investments and foreign currency translations	(3,157,460)
Net change in unrealized appreciation on forward foreign currency contracts	3,680
Net Change in Unrealized Depreciation	(3,153,780)
Net Realized and Unrealized Gain	4,645,836
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,063,139
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2021 and fiscal year ended December 31, 2020
Great-West High Yield Bond Fund	2021 (Unaudited)	2020
OPERATIONS:
Net investment income	$4,417,303	$9,548,927
Net realized gain	7,799,616	2,888,078
Net change in unrealized appreciation (depreciation)	(3,153,780)	14,432,320
Net Increase in Net Assets Resulting from Operations	9,063,139	26,869,325
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(110,203)	(252,675)
Institutional Class	(4,048,895)	(8,684,348)
From Net Investment Income and Net Realized Gains	(4,159,098)	(8,937,023)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	763,645	2,228,542
Institutional Class	41,858,384	58,316,432
Shares issued in reinvestment of distributions
Investor Class	110,203	252,675
Institutional Class	4,048,895	8,684,348
Shares redeemed
Investor Class	(799,672)	(3,759,677)
Institutional Class	(15,993,188)	(79,210,679)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	29,988,267	(13,488,359)
Total Increase in Net Assets	34,892,308	4,443,943
NET ASSETS:
Beginning of Period	274,129,050	269,685,107
End of Period	$309,021,358	$274,129,050
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	90,182	285,574
Institutional Class	4,003,490	6,077,904
Shares issued in reinvestment of distributions
Investor Class	13,042	31,982
Institutional Class	388,569	892,198
Shares redeemed
Investor Class	(94,606)	(494,567)
Institutional Class	(1,532,374)	(8,361,478)
Net Increase (Decrease)	2,868,303	(1,568,387)
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2021(Unaudited)	$ 8.36	0.12	0.14	0.26	-	(0.14)	-	(0.14)	$ 8.48	3.11% (d)
12/31/2020	$ 7.84	0.26	0.57	0.83	-	(0.31)	-	(0.31)	$ 8.36	10.79%
12/31/2019	$ 7.23	0.34	0.69	1.03	(0.00) (e)	(0.42)	-	(0.42)	$ 7.84	14.40%
12/31/2018	$ 8.13	0.43	(0.74)	(0.31)	-	(0.59)	-	(0.59)	$ 7.23	(3.92%)
12/31/2017	$ 8.10	0.41	0.12	0.53	-	(0.50)	-	(0.50)	$ 8.13	6.62%
12/31/2016	$ 7.46	0.41	0.73	1.14	-	(0.50)	-	(0.50)	$ 8.10	15.54%
Institutional Class
06/30/2021(Unaudited)	$10.28	0.16	0.18	0.34	-	(0.15)	-	(0.15)	$10.47	3.19% (d)
12/31/2020	$ 9.56	0.35	0.71	1.06	-	(0.34)	-	(0.34)	$10.28	11.27%
12/31/2019	$ 8.74	0.44	0.84	1.28	(0.00) (e)	(0.46)	-	(0.46)	$ 9.56	14.73%
12/31/2018	$ 9.69	0.55	(0.89)	(0.34)	-	(0.61)	-	(0.61)	$ 8.74	(3.58%)
12/31/2017	$ 9.55	0.52	0.14	0.66	-	(0.52)	-	(0.52)	$ 9.69	7.03%
12/31/2016	$ 8.72	0.51	0.85	1.36	-	(0.53)	-	(0.53)	$ 9.55	15.87%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(f)
Supplemental Data and Ratios
Investor Class
06/30/2021 (Unaudited)	$ 6,841	1.81% (g)	1.10% (g)	2.82% (g)	38% (d)
12/31/2020	$ 6,675	1.56%	1.10%	3.37%	61%
12/31/2019	$ 7,642	1.48%	1.10%	4.35%	64%
12/31/2018	$ 8,299	1.39%	1.10%	5.41%	40%
12/31/2017	$ 9,948	1.24%	1.10%	4.94%	59%
12/31/2016	$ 8,938	1.10%	1.10%	5.14%	56%
Institutional Class
06/30/2021 (Unaudited)	$302,181	0.79% (g)	0.75% (g)	3.17% (g)	38% (d)
12/31/2020	$267,454	0.79%	0.75%	3.71%	61%
12/31/2019	$262,043	0.78%	0.75%	4.66%	64%
12/31/2018	$239,618	0.79%	0.75%	5.76%	40%
12/31/2017	$303,972	0.78%	0.75%	5.30%	59%
12/31/2016	$285,811	0.75%	0.75%	5.48%	56%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Amount was less than $0.01 per share.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of fifty-five funds. Interests in the Great-West High Yield Bond Fund (the Fund) are included herein.
The investment objective of the Fund is to seek to obtain high current income with capital appreciation as a secondary objective when consistent with the primary objective. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers two share classes, referred to as Investor Class and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The outbreak of the novel strain of coronavirus, specifically identified as "COVID-19", has resulted in governments worldwide enacting emergency measures to combat the spread of the virus. These measures, which include the implementation of travel bans, self-imposed quarantine periods and social distancing, have caused material disruption to businesses globally resulting in an economic slowdown. Global equity markets have experienced significant volatility and weakness. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Fund in future periods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Semi-Annual Report - June 30, 2021

For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments, including bank loans, are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Bank Loans	Broker quotes, Loan Syndications and Trading Association daily marks, loan analytics and market news.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Convertible Bonds, Convertible Preferred Stock, Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Rights	Exchange traded close price, bids and evaluated bids.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.

Semi-Annual Report - June 30, 2021

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 30, 2021, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments. There were no transfers in or out of Level 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Bank Loans	$ —	$ 22,901,487	$ —	$ 22,901,487
Corporate Bonds and Notes	—	208,842,364	58	208,842,422
Convertible Bonds	—	45,407,524	—	45,407,524
Common Stock	2,929,278	—	83,877	3,013,155
Convertible Preferred Stock	—	9,431,975	—	9,431,975
Preferred Stock	195,621	—	—	195,621
Rights	—	—	22,672	22,672
Government Money Market Mutual Funds	5,285,000	—	—	5,285,000
Short Term Investments	—	7,757,475	—	7,757,475
Total Assets	$ 8,409,899	$ 294,340,825	$ 106,607	$ 302,857,331
Restricted Securities
Investments in securities include issues that are restricted. A restricted security may have contractual restrictions on resale and is valued under methods approved by the Board of Directors reflecting fair value. Restricted securities are marked with an applicable footnote on the Schedule of Investments and are reported in a table following the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Foreign Currency Translations and Transactions
The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

Semi-Annual Report - June 30, 2021

The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments, foreign currency adjustments and adjustments for real estate investment trusts.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2021 were as follows:
Federal tax cost of investments	$283,399,595
Gross unrealized appreciation on investments	21,150,496
Gross unrealized depreciation on investments	(1,692,760)
Net unrealized appreciation on investments	$19,457,736
Application of Recent Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board issued ASU No. 2020-04, “Facilitation of the Effects of Reference Rate Reform on Financial Reporting (Topic 848)” (ASU No. 2020-04). ASU No. 2020-04 provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates scheduled to begin at the end of 2021. The temporary relief provided is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. The Fund is evaluating the impact, if any, of ASU No. 2020-04 on the financial statements.

Semi-Annual Report - June 30, 2021

2.  DERIVATIVE FINANCIAL INSTRUMENTS
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Foreign Exchange Risk - The risk that adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Fund is subject to enforceable master netting agreements, or netting arrangements, with certain counterparties.These agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying offsetting mechanisms and collateral posting arrangements, if any, at pre-arranged exposure levels. Collateral or margin requirements, if any, are set by the broker or exchange clearing house for exchanged traded derivatives while collateral terms are contract specific for OTC traded derivatives.
Derivative counterparty credit risk is managed through an evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements (if any), events of default, or early termination. OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.
Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.
Forward contracts are reported in a table following the Schedule of Investments. The unrealized appreciation or depreciation is reported on the Statement of Assets and Liabilities and on the Statement of Operations within the net change in unrealized appreciation or depreciation. Upon the closing of such contract the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars is recorded as net realized gain or loss on the Statement of Operations. The Fund held an average foreign currency contracts amount of $120,627 in forward contracts for the reporting period.
Derivative Financial Instruments Categorized by Risk Exposure
The effect of derivative investments for the period ended June 30, 2021 is as follows:
	Realized Gain or (Loss)		Change in Unrealized Appreciation or (Depreciation)
Risk Exposure	Statement of Operations Location		Statement of Operations Location
Foreign exchange contracts (forwards)	Net realized loss on forward foreign currency contracts	$(2,398)	Net change in unrealized appreciation on forward foreign currency contracts	$3,680

Semi-Annual Report - June 30, 2021

3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds entered into an investment advisory agreement with Great-West Capital Management, LLC (GWCM) (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.72% of the Fund’s average daily net assets up to $1 billion dollars, 0.67% of the Fund’s average daily net assets over $1 billion dollars and 0.62% of the Fund’s average daily net assets over $2 billion dollars. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.75% of the Fund’s average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees and certain extraordinary expenses (the “Expense Limit”). The agreement’s current term ends on April 30, 2022 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of the Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. At June 30, 2021, the amounts subject to recoupment were as follows:
Expires December 31, 2021	Expires December 31, 2022	Expires December 31, 2023	Expires June 30, 2024	Recoupment of Past Reimbursed Fees by the Adviser
$146,075	$113,543	$130,578	$75,196	$0
The Adviser and Great-West Funds have entered into a sub-advisory agreement with Putnam Investment Management, LLC (Putnam),an affiliate of the Adviser and GWL&A. The Adviser is responsible for compensating the Sub-Adviser for its services.
The Adviser is responsible for compensating Putnam, which receives monthly compensation for its services at the annual rate of 0.35% of the average daily net asset value.
Great-West Funds entered into a shareholder services agreement with Empower Retirement, LLC (Empower), an affiliate of GWCM and subsidiary of GWL&A. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all fifty-five funds for which they serve as directors was $595,500 for the fiscal period ended June 30, 2021.
4.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 30, 2021, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $129,166,751 and $102,942,813, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

Semi-Annual Report - June 30, 2021

5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Fund and necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 30, 2021, the Fund had securities on loan valued at $12,580,440 and received collateral as reported on the Statement of Assets and Liabilities of $13,042,475 for such loan which was invested in Repurchase Agreements collateralized by U.S. Government or U.S. Government Agency securities and Government Money Market Mutual Funds.The Repurchase Agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. The following table summarizes the cash collateral liability under the securities lending agreement by class of securities loaned as of June 30, 2021. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
Security lending transactions	Total (a)
Corporate Bonds and Notes	$9,284,531
Convertible Bonds	1,819,435
Common Stocks	448,006
Convertible Preferred Stock	1,490,503
Total secured borrowings	$13,042,475
(a)	The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.
6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
7.  SUBSEQUENT EVENTS
Management has reviewed all events subsequent to June 30, 2021, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued. No subsequent events requiring adjustments or disclosures have occurred.

Semi-Annual Report - June 30, 2021

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form NPORT-EX. Great-West Funds’ Forms NPORT-EX are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Funds' Liquidity Risk Management Program
The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the Investment Company Act. The program is designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its cash holdings and access to other funding sources. The Funds’ Board of Directors approved the designation of the Great-West Capital Management, LLC (the “Adviser”) Liquidity Risk Management Committee as the administrator of the liquidity risk management program. The Liquidity Risk Management Committee includes representatives from the Adviser’s Risk, Trading, Investment Valuation, and Regulatory Compliance departments and is responsible for the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy and effectiveness. The Liquidity Risk Management Committee reassessed each Fund’s liquidity risk profile, considering additional data gathered through May 2021 and the adequacy and effectiveness of the liquidity risk management program’s operations since its inception in December 2018 (the “covered period”) in order to prepare a written report to the Board of Directors for review at its meeting held on June 10, 2021. The report stated that:
(i) the program performed well during the covered period and meets the needs and profile of the Funds,
(ii) the Funds benefit from the stability of their shareholder base,
(iii) the selection of two vendors to supply liquidity measurement products has proven to be extremely helpful,
(iv) no changes were proposed to the program as of the date of the report, and
(v) no Fund approached the internal triggers set by the Liquidity Risk Management Committee or the regulatory percentage limitation (15%) on holdings in illiquid investments.
The report also stated that it continues to be appropriate to not set a “highly liquid investment minimum” for any Funds because the Funds primarily hold “highly liquid investments” and reviewed the changes to the program since inception.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 20, 2021 (the “April Meeting”), unanimously approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Great-West Capital Management, LLC (“GWCM”) and the Company, on behalf of Great-West High Yield Bond Fund, a series of the Company (the “Fund” and together with the Company’s other series, the “Great-West Funds”), and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) by and among the Company, GWCM and Putnam Investment Management, LLC (the “Sub-Adviser” or “Putnam”), with respect to the Fund. (GWCM is a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (“GWL&A”). Putnam is an affiliate of GWCM and GWL&A.)

Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation. GWCM is also responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.
Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the investment and reinvestment of the Fund’s assets, which includes making decisions to buy, sell or hold any particular security.
On March 30, 2021 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Meeting to evaluate information encompassing a wide variety of topics and furnished by GWCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements” or each, an “Agreement”), and met separately with representatives of Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, and with GWCM to review comparative information on the Fund’s investment performance, fees and expenses. In addition, at the March Meeting the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Fee Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, and further discussed such information with GWCM. The Independent Directors also considered additional information provided in response to their requests made following the March Meeting. The Independent Directors further discussed continuation of the Agreements separately with independent legal counsel at the April Meeting. The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Fund and the other Great-West Funds. Although the Board considered the approval of the Agreements for the Fund as part of its multi-faceted annual review process of agreements across the Great-West Funds, the Board’s approvals were made on a fund-by-fund basis.
In approving the continuation of each of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for the Great-West Funds, including the services and support provided to each of the Great-West Funds, including the Fund and its shareholders.
In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after a comprehensive consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The Independent Directors were assisted throughout the evaluation process by independent legal counsel.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and the Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s organizational history, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, education, experience, tenure and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund, as well as each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its investment decision-making process, its disaster recovery procedures, including cybersecurity risk mitigation, its overall financial condition and ability to carry out its obligations to the Fund, its technical resources, operational capabilities and safeguards, and compliance policies and procedures, including for liquidity risk management oversight, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. With respect to GWCM, the Board noted recent and anticipated system and process enhancements, such as the implementation of a new trade order management system and compliance tool, use of an industry leading portfolio and risk analytics program, enhancements to investment applications, and GWCM’s efforts generally to ensure that third-party programs used to service the Fund are monitored effectively and upgraded as needed.
Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser each year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account. Also considered was each adviser’s response to market volatility and economic developments and changing circumstances in the mutual fund industry. In this regard, the Board received and considered information furnished by each adviser on the impacts of the coronavirus (COVID-19) outbreak on each adviser generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Adviser.
Investment Performance
The Board received and considered information regarding the investment performance of the Fund. The Board reviewed performance information for the Fund’s Investor Class and Institutional Class as compared against its benchmark index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classifications. This performance data included, among other things, annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2020, with respect to the Fund’s Investor Class, and, for the Fund’s Institutional Class, annualized returns for the one-, three- and five-year periods ended December 31, 2020. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the benchmark index and performance universe. In addition, the Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index and to a peer group of funds.
The Board observed that the annualized returns of each class of the Fund were in the first quintile of its respective performance universe for each period reviewed (the first quintile being the best performers and the fifth quintile being the worst performers). The Board also noted that although the Fund’s annualized returns underperformed its benchmark index for each period reviewed, each class of the Fund outperformed its respective performance universe median for each period reviewed.
The Board also considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus, and in light of the overall recent market conditions. In addition, the Board considered each Sub-Adviser’s investment decision-making process, the organization, composition and experience of its investment personnel and its portfolio risk controls, among other things, as well as its performance attribution commentary. Also relevant to the Board’s analysis were GWCM’s processes for overseeing and analyzing each Sub-Adviser’s performance, including GWCM’s systematic approach to performance monitoring.
The Board determined that it was satisfied with the explanations for, oversight of and information provided regarding the Fund’s investment performance.
Costs and Profitability
The Board considered the costs of services provided by GWCM and the Sub-Adviser from their relationships with the Fund. The Board also reviewed an analysis prepared by Broadridge regarding the actual net advisory fee, sub-advisory fee and advisory fee retained by GWCM for the Fund’s Investor Class and Institutional Class, as compared to share classes of other sub-advised funds within the same Lipper investment classification and publicly disclosed sub-advisory fees.
With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that, effective May 1, 2017, the structure of the investment management fee payable by the Fund changed to a structure in which GWCM is no longer responsible for paying the Fund’s operating expenses as part of the investment management fee. The Board noted that commensurate with this new fee structure, GWCM’s investment management fee decreased as much as, or more than, the cost of the Fund’s operating expenses as of December 31, 2015, and that the operating expenses of the Fund are paid directly by the Fund effective May 1, 2017, which should allow Fund shareholders to participate in potential economies of scale over time as the Fund’s assets grow and its expense ratio declines due to fixed operating expenses. The Board further noted that the new investment management fee would include breakpoints. In addition, the Board noted that GWCM has contractually agreed for a one-year renewable term, through April 30, 2022, to limit the fees and expenses of the Fund to the total expense ratio of the Fund as of December 31, 2015, and that in the future GWCM may increase the expense limit only with the approval of the Board.
The Board noted that GWCM, not the Fund, pays the sub-advisory fee to the Sub-Adviser. In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined by Broadridge, based on Lipper fund classifications. Specifically, the Board considered for each class (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer group. As part of its comprehensive evaluation, the Board also reviewed a report from the Independent Fee Consultant assessing expenses in the context of performance.
The Board observed that the Fund’s Contractual Management Fee for each class was higher than the median contractual management fees of its respective peer group of funds. The Board also noted that although the Fund’s Investor Class total expense ratio was above the median expense ratio of its peer group, ranking in the fifth quintile (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses), the Institutional Class total annual operating expense ratio was equal to the median expense ratio of its peer group.
The Board received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund. As to the Sub-Adviser, the Board received information regarding the standard institutional fee schedule for the Sub-Adviser’s U.S. high yield strategy, as well as the fee for its own retail mutual fund managed in the same investment style. The Board noted that, based on the information provided, any fees charged by the Sub-Adviser to these other accounts and products appeared to be competitive with the fee charged to GWCM for the Fund.
The Board further considered the overall financial soundness of GWCM and the Sub-Adviser and the profits estimated to have been realized by GWCM and its affiliates and by the Sub-Adviser. The Board reviewed the financial statements and profitability information from GWCM and the Sub-Adviser.
With respect to GWCM’s profitability information, the Board considered the review undertaken by management in 2020 of the organization’s expense allocation methodology following an internal corporate restructuring and, following such review, GWCM’s determination to adjust the methodology used in determining profitability. In this connection, the Board took into account its discussions with management regarding the methodology as well as the analysis performed by an independent auditor, including the auditor’s conclusion that the methodology was reasonable. The Board also considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed a report from Broadridge comparing pre-tax investment management profitability margins for the latest fiscal year for certain publicly-traded advisers to fund complexes as compared to GWCM’s estimated complex-level profits. The Board considered that, while GWCM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and the adviser’s assumptions regarding allocations of revenue and expenses.
Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates and the Sub-Adviser were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for GWCM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. The Board noted that GWCM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders, competitive management fee rates set at the outset, and investments in the business intended to enhance services available to shareholders. In its evaluation, the Board noted that the management fee schedule contained breakpoints that would reduce the management fee rate on assets above specified levels as the Fund’s assets increased. The Board also reviewed data provided by Broadridge regarding the percentage of the management fee retained by GWCM. Although such percentage was above the median of the Fund’s Lipper investment classification as to the Fund’s Institutional Class, the percentage of the management fee retained by GWCM for the Fund’s Investor Class was below the median of the Fund’s Lipper investment classification.
Based on the information provided, the Board concluded that GWCM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by GWCM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. In this regard, the Board noted that the Sub-Adviser may receive ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating Fund brokerage to such brokers. The Board also noted the Sub-Adviser’s statement that the Fund’s performance record forms part of the overall performance record of the Fund and, as a result, prospective advisory clients may consider Fund performance records in selecting the Sub-Adviser to manage a portion of their assets, a benefit that the Sub-Adviser believes does not result in a material economic value.
The Board also noted where services were provided to the Fund by affiliates of GWCM and the Sub-Adviser, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower Retirement, LLC (“Empower”) pursuant to a shareholder services agreement, effective April 29, 2020. (GWL&A, the parent company of Empower and GWCM, previously provided shareholder services pursuant to an agreement dated May 1, 2015.) In addition to the foregoing arrangements, the Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWL&A and/or its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits.
The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM or the Sub-Adviser.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)   (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant’s Form N-CSRs filed on February 27,2020 (File No. 2-75503).
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 18, 2021
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 18, 2021
By:	/s/ Kelly B. New

Kelly B. New
Treasurer
Date:August 18, 2021